RELATED PARTY TRANSACTIONS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related party transactions
Outstanding	985	750
Interest charges related to inter-corporate borrowing, included in interest expense	61	140	70
Interest income related to inter-corporate borrowing, included in interest expense	41	35	19
TransCanada Corporation
Related party transactions
Outstanding	750	750
Interest payable to related party which is included in accounts payable	2	2
Interest payments made to related party	62	144	66
TransCanada Corporation | Discount Notes
Related party transactions
Outstanding	2,889	2,849
Effective Interest Rate (as a percent)	1.40%	1.40%
TransCanada Corporation | Revolving credit facility arrangement
Related party transactions
Outstanding	(1,240)	(1,435)
Effective Interest Rate (as a percent)	3.00%	3.00%
Maximum borrowing capacity	2,000
TransCanada Corporation | Unsecured credit facility agreement
Related party transactions
Outstanding	(664)	(664)
Effective Interest Rate (as a percent)	3.80%	3.80%
Maximum borrowing capacity	3,500
Variable rate basis	Reuters prime rate
Spread over variable rate basis (as a percent)	0.75%